Annual Total Returns - Fidelity Strategic Real Return Fund [BarChart] - 09.30 Fidelity Strategic Real Return Fund Class K6 - Pro-06 - Fidelity Strategic Real Return Fund	Nov. 29, 2021
Bar Chart Table:
Annual Return, Inception Date	Oct. 08, 2019
Class K6
Bar Chart Table:
Annual Return 2020	3.94%